Investments in Other Companies - Joint Ventures Revenue and profit (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Operating expenses	$ (902,250)	$ (839,708)	$ (784,356)
Profit before tax	777,406	763,402	687,442
Income tax	173,661	159,768	115,361
Profit for the year	603,745	603,634	$ 572,081
Artikos Chile S.A.
Disclosure of joint ventures [line items]
Operating income	3,643	3,544
Operating expenses	(2,452)	(2,519)
Other income (expenses)	11	12
Profit before tax	1,202	1,037
Income tax	46	130
Profit for the year	1,248	1,167
Servipag Ltda.
Disclosure of joint ventures [line items]
Operating income	43,259	42,679
Operating expenses	(41,708)	(40,318)
Other income (expenses)	(315)	(339)
Profit before tax	1,236	2,022
Income tax	(343)	(621)
Profit for the year	$ 893	$ 1,401